RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS
Schedule of accrued restructuring, impairment and plant closing costs by type of cost and initiative

		Other
	Workforce	restructuring
(Dollars in millions)	reductions(1)	costs	Total(2)
Accrued liabilities as of December 31, 2016	$21	$—	$21
2017 charges	34	8	42
2017 payments	(15)	(8)	(23)
Foreign currency effect on liability balance	1	—	1
Accrued liabilities as of September 30, 2017	$41	$—	$41
(1)	The total workforce reduction reserves of $41 million relate to the termination of 338 positions, of which zero positions had been terminated as of September 30, 2017.
(2)	Accrued liabilities remaining, for continuing operations, at September 30, 2017 and December 31, 2016 by year of initiatives were as follows:

	September 30,	December 31,
(Dollars in millions)	2017	2016
2015 initiatives and prior	$12	$21
2016 initiatives	—	—
2017 initiatives	29	—
Total	$41	$21

As of December 31, 2016, 2015 and 2014, accrued restructuring and plant closing costs by type of cost and initiative consisted of the following (dollars in millions):

		Other
	Workforce	restructuring
	reductions(1)	costs	Total(2)
Accrued liabilities as of January 1, 2014	$2	$—	$2
2014 charges	60	—	60
2014 payments	(4)	—	(4)
Adjustment to Titanium Dioxide and Performance Additives opening balance sheet liabilities	1	—	1
Accrued liabilities as of December 31, 2014	59	—	59
2015 charges	90	21	111
2015 payments	(54)	(21)	(75)
Adjustment to Titanium Dioxide and Performance Additives opening balance sheet liabilities	1	—	1
Foreign currency effect on liability balance	(6)	—	(6)
Accrued liabilities as of December 31, 2015	90	—	90
2016 charges	9	16	25
Distribution of prefunded restructuring costs	(36)	—	(36)
2016 payments	(42)	(16)	(58)
Foreign currency effect on liability balance	—	—	—
Accrued liabilities as of December 31, 2016	$21	$—	$21
(1)	The total workforce reduction reserves of $21 million relate to the termination of 323 positions, of which 323 positions had not been terminated as of December 31, 2016.
(2)	Accrued liabilities remaining at December 31, 2016 and 2015 by year of initiatives were as follows (dollars in millions):

	December 31,
	2016	2015
2014 initiatives and prior	$18	$77
2015 initiatives	3	13
Total	$21	$90

Schedule of accrued liabilities by year of initiatives

	September 30,	December 31,
(Dollars in millions)	2017	2016
2015 initiatives and prior	$12	$21
2016 initiatives	—	—
2017 initiatives	29	—
Total	$41	$21

(1)	Accrued liabilities remaining at December 31, 2016 and 2015 by year of initiatives were as follows (dollars in millions):

	December 31,
	2016	2015
2014 initiatives and prior	$18	$77
2015 initiatives	3	13
Total	$21	$90

Schedule of details with respect to reserves for restructuring, impairment and plant closing costs, provided by segment and initiative

	Titanium	Performance
(Dollars in millions)	Dioxide	Additives	Total
Accrued liabilities as of December 31, 2016	$12	$9	$21
2017 charges	33	9	42
2017 payments	(14)	(9)	(23)
Foreign currency effect on liability balance	1	—	1
Accrued liabilities as of September 30, 2017	$32	$9	$41

Current portion of restructuring reserves	$28	$9	$37
Long-term portion of restructuring reserve	4	—	4

Details with respect to our reserves for restructuring, impairment and plant closing costs are provided below by segment and initiative (dollars in millions):

	Titanium	Performance
	Dioxide	Additives	Total
Accrued liabilities as of January 1, 2014	$2	$—	$2
2014 charges	51	9	60
2014 payments	(4)	—	(4)
Adjustment to Titanium Dioxide and Performance Additives opening balance sheet liabilities	—	1	1
Accrued liabilities as of December 31, 2014	49	10	59
2015 charges	75	36	111
2015 payments	(62)	(13)	(75)
Adjustment to Titanium Dioxide and Performance Additives opening balance sheet liabilities	—	1	1
Foreign currency effect on liability balance	(5)	(1)	(6)
Accrued liabilities as of December 31, 2015	57	33	90
2016 charges	9	16	25
Distribution of prefunded restructuring costs	(23)	(13)	(36)
2016 payments	(29)	(29)	(58)
Foreign currency effect on liability balance	(2)	2	—
Accrued liabilities as of December 31, 2016	$12	$9	$21
Current portion of restructuring reserves	$5	$9	$14
Long-term portion of restructuring reserve	7	—	7

Schedule of cash and noncash restructuring charges by initiative

	Three months ended	Nine months ended
(Dollars in millions)	September 30, 2017	September 30, 2017
Cash charges	$16	$42
Impairment of assets	—	3
Other noncash charges	—	4
Total 2017 Restructuring, Impairment and Plant Closing Costs	$16	$49

	Three months ended	Nine months ended
(Dollars in millions)	September 30, 2016	September 30, 2016
Cash charges	$6	$22
Accelerated depreciation	1	8
Other noncash charges	—	1
Total 2016 Restructuring, Impairment and Plant Closing Costs	$7	$31

Details with respect to cash and noncash restructuring charges for the years ended December 31, 2016, 2015 and 2014 by initiative are provided below (dollars in millions):

Cash charges:
2016 charges	$25
Accelerated depreciation	9
Other non-cash charges	1
Total 2016 Restructuring, Impairment and Plant Closing Costs	$35

Cash charges:
2015 charges	$113
Pension-related charges	3
Accelerated depreciation	68
Other non-cash charges	36
Total 2015 Restructuring, Impairment and Plant Closing Costs	$220

Cash charges:
2014 charges	$60
Non-cash charges	—
Total 2014 Restructuring, Impairment and Plant Closing Costs	$60